Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 12, 2021	Mar. 08, 2021	Mar. 07, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock par or stated value per share ( in dollars per share)		$ 0.0001					$ 0.0001		$ 0.0001
Redeemable convertible preferred stock authorized (in shares)		0					1,000,000		224,409,612
Redeemable convertible preferred stock shares issued (in shares)		0							121,431,310
Redeemable convertible preferred stock shares outstanding (in shares)		0	0	0	0			5,222,852,052	121,431,310	121,436,000	105,584,000
Redeemable convertible preferred stock liquidation preference		$ 0							$ 1,749,201
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	600,000,000	600,000,000				600,000,000	600,000,000		262,797,235
Common stock, shares issued (in shares)	221,390,799	219,195,971							1,708,476
Common stock, share outstanding (in shares)	221,390,799	219,195,971					217,076,712	76,565,107	1,708,476